FAIR VALUE MEASUREMENTS (Schedule of financial assets and financial liabilities not already measured at fair value) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Carrying amount	$ (568,041)	$ (574,321)
Fair value	(371,181)	(346,002)
2024 Convertible Notes
FAIR VALUE MEASUREMENTS
Carrying amount	(134,410)	(126,031)
Financial Assets and Financial Liabilities Not Already Measured at Fair Value | 2024 Convertible Notes
FAIR VALUE MEASUREMENTS
Carrying amount	(134,410)	(126,031)
Fair value	$ (293,681)	$ (177,330)